Annual Fund Operating Expenses	12 Months Ended
	Aug. 31, 2013
Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.08%	[2]
Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.20%	[1]
Vanguard S&P Small-Cap 600 Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.15%	[2]
Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.20%	[2]
Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.20%	[2]

[1]	1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.
[2]	1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.